Parent only financial information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Parent only financial information
Net cash provided by operating activities	¥ (126,983)	$ (18,410)	¥ (60,618)	¥ (324,995)
Cash flows from investing activities:
Investment in short-term investments	(464,914)	(67,406)	(104,139)	(1,266,273)
Net cash used in investing activities	(159,268)	(23,091)	(43,725)	5,848
Cash flows Provided by financing activities:
Proceeds from offering, net of offering cost	3,136	455
Net cash provided by financing activities	(58,654)	(8,503)	(307,129)	(46,557)
Effect of exchange rate changes on cash and cash equivalents	11,412	1,655	(8,320)	(32,138)
Net increase (decrease) in cash and cash equivalents	(333,493)	(48,349)	(419,792)	(397,842)
Cash, cash equivalents and restricted cash at the beginning of the year	516,238	74,847	936,030	1,333,872
Cash, cash equivalents and restricted cash at the end of the year	182,745	$ 26,498	516,238	936,030
Reportable Legal Entities | Parent Company
Parent only financial information
Net cash provided by operating activities	(5,064)		(18,400)	(5,894)
Cash flows from investing activities:
Investments in and amounts due from subsidiaries, the VIE and VIE's subsidiaries			(128,192)	(115,569)
Investment in short-term investments	(168,198)			(1,185,713)
Proceeds from redemption of short-term investments	18,826			1,185,713
Net cash used in investing activities	(149,372)		(128,192)	(115,569)
Cash flows Provided by financing activities:
Proceeds from offering, net of offering cost	3,136
Net cash provided by financing activities	3,136
Effect of exchange rate changes on cash and cash equivalents	11,036
Net increase (decrease) in cash and cash equivalents	(140,264)		(146,592)	(121,463)
Cash, cash equivalents and restricted cash at the beginning of the year	162,974		309,566	431,029
Cash, cash equivalents and restricted cash at the end of the year	¥ 22,710		¥ 162,974	¥ 309,566